Exhibit 99.1

World Omni Auto Receivables Trust 2019-A

Monthly Servicer Certificate

September 30, 2020

Dates Covered
Collections Period	09/01/20 - 09/30/20
Interest Accrual Period	09/15/20 - 10/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/20	511,351,765.88	28,047
Yield Supplement Overcollateralization Amount 08/31/20	24,897,297.82	0
Receivables Balance 08/31/20	536,249,063.70	28,047
Principal Payments	23,407,553.20	1,134
Defaulted Receivables	611,523.04	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/20	23,370,351.61	0
Pool Balance at 09/30/20	488,859,635.85	26,886

Pool Statistics	$ Amount	# of Accounts
Pool Factor	46.12%
Prepayment ABS Speed	1.55%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	4,059,247.52	187
Past Due 61-90 days	1,749,852.20	73
Past Due 91-120 days	266,061.68	15
Past Due 121+ days	0.00	0
Total	6,075,161.40	275

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.19%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.39%
Delinquency Trigger Occurred	NO

Recoveries	563,036.32
Aggregate Net Losses/(Gains) - September 2020	48,486.72
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.11%
Prior Net Losses Ratio	0.26%
Second Prior Net Losses Ratio	0.66%
Third Prior Net Losses Ratio	0.38%
Four Month Average	0.35%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.77%

Overcollateralization Target Amount	5,621,885.81
Actual Overcollateralization	5,621,885.81
Weighted Average APR	3.88%
Weighted Average APR, Yield Adjusted	6.51%
Weighted Average Remaining Term	46.39

Flow of Funds	$ Amount

Collections	30,632,723.14
Investment Earnings on Cash Accounts	412.65
Servicing Fee(1)	(446,874.22)
Transfer to Collection Account	-
Available Funds	30,186,261.57

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,174,132.24
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	1,041,584.72
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,570,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,621,885.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,714,026.47
(12) Collection Account Redeposits	4,932,000.00

Total Distributions of Available Funds	30,186,261.57

Servicing Fee	446,874.22
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 09/15/20	505,471,220.57
Principal Paid	22,233,470.53
Note Balance @ 10/15/20	483,237,750.04

Class A-1
Note Balance @ 09/15/20	0.00
Principal Paid	0.00
Note Balance @ 10/15/20	0.00
Note Factor @ 10/15/20	0.0000000%

Class A-2
Note Balance @ 09/15/20	28,801,220.57
Principal Paid	22,233,470.53
Note Balance @ 10/15/20	6,567,750.04
Note Factor @ 10/15/20	1.8872845%

Class A-3
Note Balance @ 09/15/20	347,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	347,000,000.00
Note Factor @ 10/15/20	100.0000000%

Class A-4
Note Balance @ 09/15/20	82,950,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	82,950,000.00
Note Factor @ 10/15/20	100.0000000%

Class B
Note Balance @ 09/15/20	31,150,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	31,150,000.00
Note Factor @ 10/15/20	100.0000000%

Class C
Note Balance @ 09/15/20	15,570,000.00
Principal Paid	0.00
Note Balance @ 10/15/20	15,570,000.00
Note Factor @ 10/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,306,764.57
Total Principal Paid	22,233,470.53
Total Paid	23,540,235.10

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	72,483.07
Principal Paid	22,233,470.53
Total Paid to A-2 Holders	22,305,953.60

Class A-3
Coupon	3.04000%
Interest Paid	879,066.67
Principal Paid	0.00
Total Paid to A-3 Holders	879,066.67

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.2617577
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.4677171
Total Distribution Amount	22.7294748

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2082847
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	63.8892831
Total A-2 Distribution Amount	64.0975678

A-3 Interest Distribution Amount	2.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.5333333

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	46.85
Noteholders' Third Priority Principal Distributable Amount	700.29
Noteholders' Principal Distributable Amount	252.86

Account Balances	$ Amount

Reserve Account
Balance as of 09/15/20	2,595,670.49
Investment Earnings	106.38
Investment Earnings Paid	(106.38)
Deposit/(Withdrawal)	-
Balance as of 10/15/20	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$2,629,929.42	$2,438,564.65	$7,436,747.20
Number of Extensions	106	102	304
Ratio of extensions to Beginning of Period Receivables Balance	0.49%	0.44%	1.27%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee,  in whole or in part, at the discretion of the Servicer.

       Such amounts have priority prior to the application of Available Funds.